Share-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Beginning balance (in shares)	38,011,964	34,811,741
Ending balance (in shares)	39,614,883	38,011,964	34,811,741
Aggregate Intrinsic Value
Aggregate intrinsic value, outstanding	$ 466,460,320	$ 51,303,638	$ 20,683,833
Liability award – share options
Number of Options
Beginning balance (in shares)	0	1,150,784	1,150,784
Granted (in shares)		0	0
Repurchased (in shares)		(1,100,000)
Forfeited (in shares)		0	0
Reclassified to equity classified award (in shares)		(50,784)
Ending balance (in shares)	0	0	1,150,784	1,150,784
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0	$ (0.10)	$ (0.10)
Granted (in dollars per share)		0	0
Forfeited (in dollars per share)		0	0
Repurchased (in dollars per share)		0.10
Reclassified to equity classified award (in dollars per share)		0.10
Ending balance (in dollars per share)	$ 0	$ 0	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding			5 years 11 months 19 days	6 years 11 months 19 days
Weighted average remaining contractual term, repurchased (in years)		5 years 8 months 1 day
Weighted average remaining contractual term, reclassified to equity classified award (in years)		6 years 9 months 21 days
Aggregate Intrinsic Value
Aggregate intrinsic value, repurchased		$ 818,845
Aggregate intrinsic value, outstanding			$ 689,258	$ 286,842
Aggregate intrinsic value, reclassified		$ 37,804
Weighted Average Grant Date Fair Value
Options outstanding, weighted average grant date fair value (in dollars per share)			$ 0.07	$ 0.07
Options repurchased, weighted average grant date fair value (in dollars per share)		$ 0.07
Options reclassified to equity classified award, weighted average grant date fair value (in dollars per share)		$ 0.10
Equity award – share options
Number of Options
Beginning balance (in shares)	38,011,964	33,660,957	20,412,350
Granted (in shares)	9,941,500	5,087,648	14,689,473
Exercised (in shares)	(7,632,431)
Forfeited (in shares)	(706,150)	(787,425)	(1,440,866)
Reclassified from liability award (in shares)		50,784
Ending balance (in shares)	39,614,883	38,011,964	33,660,957	20,412,350
Vested and expected to vest, end of period (in shares)	34,982,436
Exercisable, end of period (in shares)	34,982,436
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ (0.12)	$ (0.11)	$ (0.10)
Granted (in dollars per share)	0.19	0.24	0.12
Forfeited (in dollars per share)	0.16	0.13	0.10
Reclassified from liability award (in dollars per share)		0.10
Ending balance (in dollars per share)	0.17	$ 0.12	$ 0.11	$ 0.10
Vested and expected to vest, end of period (in dollars per share)	0.11
Exercisable, end of period (in dollars per share)	$ 0.11
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding	8 years 2 months 23 days	7 years 2 months 19 days	7 years 10 months 28 days	7 years 10 months 2 days
Weighted average remaining contractual term, vested and expected to vest	5 years 10 months 6 days
Weighted average remaining contractual term, exercisable	5 years 10 months 6 days
Aggregate Intrinsic Value
Aggregate intrinsic value, outstanding	$ 466,460,320	$ 51,303,638	$ 19,994,575	$ 5,087,933
Aggregate intrinsic value, vested and expected to vest	339,504,760
Aggregate intrinsic value, exercisable	$ 339,504,760
Weighted Average Grant Date Fair Value
Options outstanding, weighted average grant date fair value (in dollars per share)	$ 1.08	$ 0.31	$ 0.23	$ 0.12
Options granted, weighted-average grant-date fair value per share (in dollars per share)	3.16	$ 0.86	$ 0.37
Options vested and expected to vest, weighted average grant date fair value (in dollars per share)	1.20
Options exercisable, weighted average grant date fair value (in dollars per share)	$ 1.20